UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  December  31,  2000

Check  here  if  Amendment  [  ];  Amendment     Number:  ___
This  Amendment  (Check  only  one.):            [  ]is  a  restatement.
                                                 [  ]adds  new  holdings
                                                 entries.
Institutional Investment  Manager  Filing  this  Report:

Name:     Barclays  Bank Plc
Address:  12  East  49th Street
          New  York, NY 10017
          _____________________________________________________________________

Form  13F  File  Number:  28-5494

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   David S. Jones
Title:  Vice  President
Phone:  212-415-5960

Signature, Place, and Date of Signing:

David S. Jones                       New York, NY                       03/20/01
[Signature]                         [City,  State]                      [Date]

Report  Type  (Check  only  one.):

     [X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

     [ ]13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

Form 13F File Number     Name

28-5494                Barclays Bank PLC

[Repeat  as  necessary.]


                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                   0
                                              --------

Form  13F  Information  Table  Entry  Total:        35
                                              --------

Form  13F  Information  Table  Value  Total:  $248,046
                                              --------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.          Form 13F File Number                 Name

      28-5494                                     Barclays Bank PLC

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ALCOA INC                      COM              13817101      5629  168050 SH  SOLE 168050              X      0    0
AMERICA ONLINE INC DEL         COM              02364J104     5065  145550 SH  SOLE 145550              X      0    0
AMERICAN HOME PRODS CORP       COM              26609107      9710  152799 SH  SOLE 152799              X      0    0
AMERICAN INTL GROUP INC        COM              26874107     10456  106088 SH  SOLE 106088              X      0    0
BANK OF AMERICA CORPORATION    COM              60505104      7537  164300 SH  SOLE 164300              X      0    0
BANK NEW YORK INC              COM              64057102     10811  195900 SH  SOLE 195900              X      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108    11149  150801 SH  SOLE 150801              X      0    0
CISCO SYS INC                  COM              17275R102     6936  181350 SH  SOLE 181350              X      0    0
CITIGROUP INC                  COM              172967101    11071  216825 SH  SOLE 216825              X      0    0
DELL COMPUTER CORP             COM              247025109     4158  238500 SH  SOLE 238500              X      0    0
DUKE ENERGY CORP               COM              264399106     5946   69750 SH  SOLE 69750               X      0    0
E M C CORP MASS                COM              268648102     5266   79200 SH  SOLE 79200               X      0    0
EXXON MOBIL CORP               COM              30231G102     5507   63350 SH  SOLE 63350               X      0    0
FEDERAL HOME LN MTG CORP       COM              313400301     7500  108900 SH  SOLE 108900              X      0    0
GENERAL ELEC CO                COM              369604103    11356  236900 SH  SOLE 236900              X      0    0
GUIDANT CORP                   COM              401698105     7966  147700 SH  SOLE 147700              X      0    0
HOME DEPOT INC                 COM              437076102     5041  110350 SH  SOLE 110350              X      0    0
INTEL CORP                     COM              458140100     2215   73700 SH  SOLE 73700               X      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101     8444   99350 SH  SOLE 99350               X      0    0
LUCENT TECHNOLOGIES INC        COM              549463107     5811  430500 SH  SOLE 430500              X      0    0
MCGRAW HILL COS INC            COM              580645109     5557   94800 SH  SOLE 94800               X      0    0
MEDTRONIC INC                  COM              585055106     8253  136700 SH  SOLE 136700              X      0    0
MICROSOFT CORP                 COM              594918104     7534  173700 SH  SOLE 173700              X      0    0
NORTEL NETWORKS CORP NEW       COM              656568102     2388   74500 SH  SOLE 74500               X      0    0
ORACLE CORP                    COM              68389X105     4248  146200 SH  SOLE 146200              X      0    0
PEPSICO INC                    COM              713448108    11989  241900 SH  SOLE 241900              X      0    0
PFIZER INC                     COM              717081103    11796  256451 SH  SOLE 256451              X      0    0
SCHLUMBERGER LTD               COM              806857108     5435   68000 SH  SOLE 68000               X      0    0
SPRINT CORP                    COM FON GROUP    852061100     3761  185200 SH  SOLE 185200              X      0    0
TYCO INTL LTD NEW              COM              902124106     5355   96500 SH  SOLE 96500               X      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     5554   70650 SH  SOLE 70650               X      0    0
VERIZON COMMUNICATIONS         COM              92343V104     7042  140500 SH  SOLE 140500              X      0    0
VIACOM INC                     CL B             925524308     8213  175685 SH  SOLE 175685              X      0    0
WAL MART STORES INC            COM              931142103     8994  169300 SH  SOLE 169300              X      0    0
TRANSOCEAN SEDCO FOREX INC     ORD              G90078109     4335   94250 SH  SOLE 94250               X      0    0